Summary of Significant Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 8,225	$ 6,998	$ 1,783
Provision for credit losses	4,724	4,474	8,965
Write-offs and other adjustments	(5,093)	(3,247)	(3,750)
Ending balance	$ 7,856	$ 8,225	$ 6,998